Organization (Details) customer in Thousands			6 Months Ended	12 Months Ended
	Apr. 01, 2015	Feb. 11, 2015 USD ($) item shares	Jun. 30, 2015 USD ($) customer combination_coal_and_gas_fired_plant coal_fired_plant mile combustion_turbine MW	Dec. 31, 2014 USD ($) customer combination_coal_and_gas_fired_plant coal_fired_plant mile segment combustion_turbine MW	Dec. 31, 2013 USD ($)
Organization [Line Items]
Number of customers | customer			480	480
Distance of furthest customer from Indianapolis | mile			40	40
Number of coal fired plants | coal_fired_plant			2	2
Number of combustion coal and gas fired plants | combination_coal_and_gas_fired_plant			1	1
Number of combustion turbines | combustion_turbine			2	2
Electric generation capability for winter, megawatts			3,233	3,241
Electric generation capability for summer, megawatts			3,115	3,123
Outstanding receivables purchased amount | $				$ 50,000,000	$ 50,000,000
Number of segments | segment				2
Indianapolis Power And Light Company [Member]
Organization [Line Items]
Ownership percentage by parent				85.00%
Ownership percentage by noncontrolling interest				15.00%
Number of customers | customer			480	480
Distance of furthest customer from Indianapolis | mile			40	40
Number of coal fired plants | coal_fired_plant			2	2
Number of combustion coal and gas fired plants | combination_coal_and_gas_fired_plant			1	1
Number of combustion turbines | combustion_turbine			2	2
Electric generation capability for winter, megawatts			3,233	3,241
Electric generation capability for summer, megawatts			3,115	3,123
Outstanding receivables purchased amount | $			$ 50,000,000	$ 50,000,000	$ 50,000,000
AES U.S. Investments [Member]
Organization [Line Items]
Ownership percentage by parent			88.40%
Ownership percentage by noncontrolling interest				15.00%
CDPQ [Member]
Organization [Line Items]
Ownership percentage by parent	11.60%		11.60%
Ownership interest in parent company, percent			15.00%	15.00%
AES U.S. Holdings, LLC [Member]
Organization [Line Items]
Ownership interest in parent company, percent			85.00%	85.00%
Subsequent Event [Member]
Organization [Line Items]
Common shares issued | shares		100
Minimum ownership percentage to retain board members		5.00%
Subsequent Event [Member] | Ipalco Enterprises, Inc. [Member]
Organization [Line Items]
Ownership percentage by parent		82.35%
Additional investment through agreement | $		$ 349,000,000
Increase in ownership percentage after investment		17.65%
Direct and indirect ownership percentage		30.00%
Number of board members | item		11
Subsequent Event [Member] | AES U.S. Investments [Member]
Organization [Line Items]
Ownership percentage by parent		85.00%
Ownership percentage by noncontrolling interest		15.00%
Number of board members | item		9
Subsequent Event [Member] | CDPQ [Member]
Organization [Line Items]
Number of board members | item		2
Minimum ownership percentage to retain board members		5.00%